Note 3 - Advances for Vessels Under Construction - Schedule of Advances for Vessels Under Construction (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Balance	$ 93,816,071	$ 59,083,594
Advances for vessels under construction	77,487,084
Newbuilding vessel “Gregos” delivered during the period	$ (42,754,607)